Related Party Balances and Transactions - Summary of Loan Extended to Related Party (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related party	¥ 2,830
Service Agreements [Member] | PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related party	¥ 2,830